Equity method investments (Tables)	3 Months Ended
Mar. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments
The following table represents our equity method investments at March 31, 2021:

	Ownership Percentage	Carrying Value	Carrying Value
	March 31, 2021	March 31, 2021	December 31, 2020
		(in thousands)
Oncacare Limited	49%	$4,260	$4,534